Debt (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
The following table summarizes the Group's current and non-current Debt by maturity date (amounts include accrued interest):

	At December 31
	2017					2016
	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt	Due within one year (current)	Due between one and five years	Due beyond five years	Total (non-current)	Total Debt
	(€ million)
Notes	€2,054	€5,071	€2,501	€7,572	€9,626	€2,565	€5,763	€4,023	€9,786	€12,351
Borrowings from banks	4,132	2,278	502	2,780	6,912	4,025	4,592	786	5,378	9,403
Asset-backed financing (Note 15)	357	—	—	—	357	410	—	—	—	410
Other debt	702	347	27	374	1,076	937	688	259	947	1,884
Total Debt	€7,245	€7,696	€3,030	€10,726	€17,971	€7,937	€11,043	€5,068	€16,111	€24,048
Notes
The following table summarizes the outstanding notes at December 31, 2017 and 2016:

					At December 31
	Currency	Face value of outstanding notes (million)	Coupon %	Maturity	2017	2016
Medium Term Note Programme:					(€ million)
Fiat Chrysler Finance Europe S.A.(1)	EUR	850	7.000	March 23, 2017	€—	€850
Fiat Chrysler Finance North America, Inc.(1)	EUR	1,000	5.625	June 12, 2017	—	1,000
Fiat Chrysler Finance Europe S.A.(2)	CHF	450	4.000	November 22, 2017	—	419
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,250	6.625	March 15, 2018	1,250	1,250
Fiat Chrysler Finance Europe S.A.(1)	EUR	600	7.375	July 9, 2018	600	600
Fiat Chrysler Finance Europe S.A.(2)	CHF	250	3.125	September 30, 2019	213	233
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,250	6.750	October 14, 2019	1,250	1,250
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,000	4.750	March 22, 2021	1,000	1,000
Fiat Chrysler Finance Europe S.A.(1)	EUR	1,350	4.750	July 15, 2022	1,350	1,350
FCA NV(1)	EUR	1,250	3.750	March 29, 2024	1,250	1,250
Other(3)	EUR	7			7	7
Total Medium Term Note Programme					6,920	9,209

Other Notes:
FCA NV(1)	U.S.$	1,500	4.500	April 15, 2020	1,251	1,423
FCA NV(1)	U.S.$	1,500	5.250	April 15, 2023	1,251	1,423
Total Other Notes					2,502	2,846
Hedging effect, accrued interest and amortized cost valuation					204	296
Total Notes					€9,626	€12,351
_________________________
(1) Listing on the Irish Stock Exchange was obtained.
(2) Listing on the SIX Swiss Exchange was obtained.
(3) Medium Term Notes with amounts outstanding equal to or less than the equivalent of €50 million.

Disclosure of finance lease and operating lease by lessee
Other debt also included funds raised from financial services companies, primarily in Latin America, deposits from dealers in Brazil and the Group's payables for finance leases, which are summarized in the table below:

	At December 31
	2017					2016
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ million)
Minimum future lease payments	€90	€134	€19	€74	€317	€138	€246	€131	€188	€703
Interest expense	(15)	(15)	(3)	(3)	(36)	(22)	(29)	(7)	(5)	(63)
Present value of minimum lease payments	€75	€119	€16	€71	€281	€116	€217	€124	€183	€640